Earnings Per Share - Summary of Headline Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share [abstract]
Basic earnings/(loss) per share	£ 3,026	£ (14,412)	£ 6,617
Effect of impairment of intangibles, property, plant and equipment, associates and assets held-for-sale	875	27,800	429
Tax and non-controlling interests on intangibles, property, plant and equipment, associates and assets held-for-sale	(203)	(5,430)	(77)
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(129)	(125)	(21)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	32	27	5
Effect of impairment of subsidiaries transferred to held-for-sale and associated costs	0	(203)	548
Tax on impairment of subsidiaries and associated costs	0	0	(10)
Issue of shares and change in shareholding of an associate	(18)	(40)	3
Gain on partial disposal of an associate and associated capital gains tax, including foreign exchange recycled	(1,307)	0	0
Headline earnings per share (basic)	£ 2,276	£ 8,169	£ 7,499
Basic earnings/(loss) per share (in GBP per share)	£ 1.367	£ (6.466)	£ 2.933
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale (in GBP per share)	0.395	12.472	0.190
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment per share (in GBP per share)	(0.092)	(2.436)	(0.034)
Effect of (gains)/losses on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (in GBP per share)	(0.058)	(0.056)	(0.009)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (in GBP per share)	0.014	0.012	0.002
Effect of impairment of subsidiaries (in GBP per share)	0	(0.091)	0.242
Tax on impairment of subsidiaries (in GBP per share)	0	0	(0.004)
Issue of shares and change in shareholding in associate per share (in GBP per share)	(0.008)	(0.018)	0.001
Gain on partial disposal of an associate and associated capital gains tax, including foreign exchange recycled (in GBP per share)	(0.590)	0	0
Headline earnings per share (basic) (in GBP per share)	£ 1.028	£ 3.665	£ 3.324
Diluted earnings per share [abstract]
Diluted earnings/(loss) per share	£ 3,026	£ (14,412)	£ 6,617
Effect of impairment of intangibles, property, plant and equipment, associates and assets held-for-sale	875	27,800	429
Tax and non-controlling interests on intangibles, property, plant and equipment, associates and assets held-for-sale	(203)	(5,430)	(77)
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(129)	(125)	(21)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	32	27	5
Effect of impairment of subsidiaries transferred to held-for-sale and associated costs	0	(203)	548
Tax on impairment of subsidiaries and associated costs	0	0	(10)
Issue of shares and change in shareholding of an associate	(18)	(40)	3
Gain on partial disposal of an associate and associated capital gains tax, including foreign exchange recycled	(1,307)	0	0
Headline earnings per share (diluted)	£ 2,276	£ 8,169	£ 7,499
Diluted (loss)/earnings per share (in GBP per share)	£ 1.360	£ (6.466)	£ 2.919
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale per share (in GBP per share)	0.393	12.472	0.189
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment per share (in GBP per share)	(0.091)	(2.436)	(0.034)
Effect of (gains)/losses on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (in GBP per share)	(0.058)	(0.056)	(0.009)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (in GBP per share)	0.014	0.012	0.002
Effect of impairment in subsidiaries (in GBP per share)	0	(0.091)	0.241
Tax on impairment of subsidiaries (in GBP per share)	0	0	(0.004)
Issue of shares and change in shareholding in associate (in GBP per share)	(0.008)	(0.018)	0.001
Gain on partial disposal of an associate and associated capital gains tax, including foreign exchange recycled (in GBP per share)	(0.587)	0	0
Headline earnings per share (diluted) (in GBP per share)	£ 1.023	£ 3.665	£ 3.308
Subsidiaries
Basic earnings per share [abstract]
Effect of foreign exchange reclassification from reserves to the income statement	£ 0	£ 552	£ 6
Effect of foreign exchange reclassification from reserves to the income statement (in GBP per share)	£ 0	£ 0.248	£ 0.003
Diluted earnings per share [abstract]
Effect of foreign exchange reclassification from reserves to the income statement	£ 0	£ 552	£ 6
Effect of foreign exchange reclassification from reserves to the income statement (in GBP per share)	£ 0	£ 0.248	£ 0.003
Associates
Basic earnings per share [abstract]
Effect of foreign exchange reclassification from reserves to the income statement	£ 0	£ 0	£ (1)
Effect of foreign exchange reclassification from reserves to the income statement (in GBP per share)	£ 0	£ 0	£ 0
Diluted earnings per share [abstract]
Effect of foreign exchange reclassification from reserves to the income statement	£ 0	£ 0	£ (1)
Effect of foreign exchange reclassification from reserves to the income statement (in GBP per share)	£ 0	£ 0	£ 0